Significant Accounting Policies - Additional Information (Details)			12 Months Ended
	Aug. 24, 2021 USD ($) $ / shares shares	Aug. 24, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) Segment $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Accounting Policies [Line Items]
Cash proceeds, net of fees and transaction costs		$ 444,647,000
Proceeds from issuance of common stock		155,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Goodwill	$ 0	0	$ 12,666,000	$ 4,162,000
Intangible assets	$ 0	$ 0	3,590,000
Accounts receivable,Allowance for doubtful accounts			357,000	131,000
Write-offs of accounts receivable			$ 0	$ 381,000
Concentration risk percentage				10.00%
Percentage of ownership interest held by limited partners in the investment fund of an investor			22.00%	32.00%
Goodwill impairment			$ 0	$ 0
Warranty allowance			6,106,000	3,336,000
Increased provision for warranty allowance			6,430,000
Product warranty accrual related to remaining cost of replacement for identified battery deficiency			$ 4,732,000	3,166,000
Common stock shares converted | shares	8,625,000
Number of days due for payments of credit card, check or automated clearing house			30 days
Warranty period on hardware devices			1 year
Estimated average in service life of hub device			4 years
Advertising expenses			$ 801,000	663,000
Number of operating segment | Segment			1
Number of reportable segment | Segment			1
Assets			$ 579,683,000	103,849,000
Customer Relationships
Accounting Policies [Line Items]
Intangible assets estimated useful life			13 years
Developed Technology Rights
Accounting Policies [Line Items]
Intangible assets estimated useful life			1 year
UNITED STATES
Accounting Policies [Line Items]
Assets			$ 8,629,000	7,941,000
Minimum
Accounting Policies [Line Items]
Contractual terms for Hosted Services Revenue			1 month
Maximum
Accounting Policies [Line Items]
Contractual terms for Hosted Services Revenue			7 years
Class A Common Stock
Accounting Policies [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock shares converted | shares			4,884.6000
General and Administrative Expenses
Accounting Policies [Line Items]
Provision for doubtful accounts			$ 226,000	512,000
Repairs and maintenance expense			15,000	18,000
Cost of Sales
Accounting Policies [Line Items]
Warranty expense			$ 8,305,000	$ 3,694,000